Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax provision at the federal and state statutory rate	26.00%	26.00%
Effect of operating losses and other temporary differences	(26.00%)	(26.00%)
Effective tax rates	0.00%	0.00%